Related Parties - Summary of Total Compensation Provided to Key Management Personnel (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term benefits	₺ 89,692	₺ 86,478	₺ 78,775
Long-term benefits	1,091	1,085	653
Termination benefits	182	6,548	56,720
Share based payments		5,760	6,247
Key management personnel compensation	₺ 90,965	₺ 99,871	₺ 142,395